Note 5 - Discontinued operations (Detail) - Discontinued Operation's Results: (USD $)	12 Months Ended
Dec. 31, 2010
Operating income	$ 315,256
Net income from discontinued operations before tax	315,256
Net income from discontinued operations	$ 315,256